Cover	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity File Number	000-55139
Entity Registrant Name	LION COPPER CORP.
Entity Central Index Key	0001339688
Entity Tax Identification Number	98-1664106
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	517 West Bridge St., Suite A
Entity Address, City or Town	Yerington
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89447
City Area Code	(775)
Local Phone Number	463-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	LCU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false